Shareholders’ Deficit - Schedule of Stock Grant Activity (Details) - Stock Grants [Member] - $ / shares	9 Months Ended		12 Months Ended
	Dec. 30, 2025	Dec. 30, 2024	Dec. 31, 2024
Schedule of Stock Grant Activity [Line Items]
Shares, Nonvested at beginning of period		14,845	14,845
Weighted Average Grant Date Fair Value, Nonvested at beginning of period		$ 5.19	$ 5.19
Shares, Granted	2,041
Weighted Average Grant Date Fair Value, Granted	$ 2.3	$ 0
Shares, Vested	(2,041)	(12,295)	(12,295)
Weighted Average Grant Date Fair Value, Vested	$ (2.3)	$ (4.93)	$ (4.93)
Shares, Forfeited		(2,550)	(2,550)
Weighted Average Grant Date Fair Value, Forfeited		$ (6.43)	$ (6.43)
Shares, Nonvested at end of period
Weighted Average Grant Date Fair Value, Nonvested at end of period		$ 0